Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2024
Taxes on Income [Abstract]
Schedule of Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred tax assets and liabilities are as follows:

	December 31,
	2024	2023
Deferred tax assets:
Net operating loss carry forward	$26,998	$25,606
Temporary differences mainly relating to Research and Development	1,062	1,056

Deferred tax asset before valuation allowance	28,060	26,662
Valuation allowance	(28,060)	(26,662)
Deferred tax asset, net	$-	$-